Employee Benefit Plans (Tables)	12 Months Ended
Mar. 31, 2016
Employee Benefit Plans
Schedule of inputs were used in benefit calculations

	Years ended March 31,
	2016	2015
Discount rate at April 1, 2015 and 2014	0.9%	2.2%
Expected rate of return on plan assets at April 1, 2015 and 2014	3.0%	3.0%
Discount rate at March 31, 2016 and 2015	0.5%	0.9%
Expected rate of return on plan assets at March 31, 2016 and 2015	2.5%	3.0%
Future salary increases	1.5%	1.5%
Future pension increases	0.0%	0.0%
Expected average remaining working lives in years	11	12

Schedule of change in the projected benefit obligations

	For the years ended March 31,
	2016	2015
Balance at the beginning of period	$603	$61
Interest cost	11	4
Current service cost	398	95
Prior service costs	(50)	(7)
Contributions by plan participants	699	110
Actuarial loss on obligation	287	336
Foreign currency exchange rate changes	41	4

Balance at the end of period	$1,989	$603

Schedule of fair value of pension plan's investments

	For the years ended March 31,
	2016	2015
Balance at the beginning of period	$274	$18
Actual return on plan assets	(26)	(16)
Contribution paid	233	160
Benefits (paid)/deposited	699	110
Foreign currency exchange rate changes	19	2

Balance at the end of period	$1,199	$274

Schedule of the funded status of the plan
	As of March 31,
	2016	2015
Benefit obligations	1,989	603
Fair value of plan assets	1,199	274

Underfunded	790	329